Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 21, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED DECEMBER 21, 2020 OF: Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-SIFT-PRO-SUP-1 042321
Invesco BulletShares 2021 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED DECEMBER 21, 2020 OF: Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-SIFT-PRO-SUP-1 042321
Invesco BulletShares 2022 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED DECEMBER 21, 2020 OF: Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-SIFT-PRO-SUP-1 042321
Invesco BulletShares 2024 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED DECEMBER 21, 2020 OF: Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-SIFT-PRO-SUP-1 042321
Invesco BulletShares 2026 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED DECEMBER 21, 2020 OF: Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-SIFT-PRO-SUP-1 042321
Invesco BulletShares 2025 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED DECEMBER 21, 2020 OF: Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-SIFT-PRO-SUP-1 042321
Invesco BulletShares 2025 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED DECEMBER 21, 2020 OF: Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-SIFT-PRO-SUP-1 042321
Invesco BulletShares 2027 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED DECEMBER 21, 2020 OF: Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-SIFT-PRO-SUP-1 042321
Invesco BulletShares 2024 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED DECEMBER 21, 2020 OF: Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-SIFT-PRO-SUP-1 042321
Invesco BulletShares 2023 High Yield Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED DECEMBER 21, 2020 OF: Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-SIFT-PRO-SUP-1 042321
Invesco BulletShares 2023 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED DECEMBER 21, 2020 OF: Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-SIFT-PRO-SUP-1 042321
Invesco BulletShares 2022 Corporate Bond ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED DECEMBER 21, 2020 OF: Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-SIFT-PRO-SUP-1 042321
Invesco Defensive Equity ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST SUPPLEMENT DATED APRIL 23, 2021 TO THE
PROSPECTUSES DATED DECEMBER 21, 2020 OF: Invesco BulletShares 2021 Corporate Bond ETF (BSCL)
Invesco BulletShares 2022 Corporate Bond ETF (BSCM)
Invesco BulletShares 2023 Corporate Bond ETF (BSCN)
Invesco BulletShares 2024 Corporate Bond ETF (BSCO)
Invesco BulletShares 2025 Corporate Bond ETF (BSCP)
Invesco BulletShares 2026 Corporate Bond ETF (BSCQ)
Invesco BulletShares 2027 Corporate Bond ETF (BSCR)
Invesco BulletShares 2022 High Yield Corporate Bond ETF (BSJM)
Invesco BulletShares 2023 High Yield Corporate Bond ETF (BSJN)
Invesco BulletShares 2024 High Yield Corporate Bond ETF (BSJO)
Invesco BulletShares 2025 High Yield Corporate Bond ETF (BSJP)
Invesco Defensive Equity ETF (DEF)
(each, a “Fund”) Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety. Please Retain This Supplement For Future Reference. P-PS-SIFT-PRO-SUP-1 042321